Inventory Financing Payable related party (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 01, 2021	Feb. 19, 2021	Jun. 30, 2021	Sep. 30, 2024	Feb. 27, 2023
Inventory Financing Payable related party
Advances from related party		$ 1,000,000
Related party transaction description		The purpose of the advance was to purchase inventory to satisfy customer orders. The advance would be repaid upon cash being received from the end customer. In addition to the principal amount of the advance, the related party will be entitled to 1/3 of the gross profit earned on the transaction. The terms of the agreement are non-interest bearing. The creditor is 100% at risk as this is a non-recourse funding vehicle
Repayment to related party			$ 500,000
Description Of Business	February 17, 2021, for $500,000 for inventory financing, February 18, 2021, for $500,000 for inventory financing, November 12, 2021, for $30,000 and December 13, 2021, for $75,000. In addition to consolidating the advances singled out above, the Consolidated Note included the extension of a line of credit of up to $1,000,000, from Steve Hall to the Company. The principal amount of the Consolidated Note, excluding the $1,000,000 line of credit, was $1,105,000, payable on demand at any time after October 1, 2022 (the “Due Date”), and accruing interest at a rate of 12% per year, if repaid within 90 days of the due date and 20% if repaid thereafter
Common stock shares conversion price	$ 0.02
Accrued interest				$ 240,274
Principal amount				$ 500,000	$ 1,000,000